Financial Instruments (Details 4) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the provision for expected credit losses
Opening balance	R$ 58,324	R$ 66,564	R$ 75,109
Additions	67,351	69,789	83,293
Reversals	(63,943)	(78,029)	(91,838)
Closing balance	R$ 61,732	R$ 58,324	R$ 66,564